Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-08 - Fidelity® Value Fund - Fidelity Value Fund-Class K	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883